February 7, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	GE Private Asset Management Funds (the "Trust")
File Nos. 333-61973 & 811-8977

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 13) has been filed electronically.

Any questions regarding this filing should be directed to the undersigned at (513) 362-8228.

Sincerely yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary